Lease Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Lease Receivables
2.   Leases Receivable

As of March 31, 2012, the Company had $3,433,122 in leases receivables, compared to $3,692,424 at December 31, 2011.  During the three months ended March 31, 2012 and 2011 the Company received payments of $248,151 and $156,678 respectively.  The Company did not enter into any new leases in the three months ended March 31, 2012 and entered into two leases during the three months ended March 31, 2011 for an aggregate of $338,780.  These leases have terms of 60 months and interest rates of 9.5%.

Future minimum receipts on lease receivables are as follows:

Total
Less than 1 Year	$988,356
1 to 3 Years	2,272,463
3 to 5 Years	172,303
$3,433,122

4. Lease Receivables

As of December 31, 2011, the Company had $3,692,424 in lease receivables, compared to $2,369,049 at December 31, 2010. During the year ended December 31, 2011 the Company added $2,046,356 in lease receivables and received payments of $722,982, compared to $1,763,799 added and $186,586 in payments received during the same period in 2010.

Future minimum receipts on lease receivables are as follows:
Total
Less than 1 Year	$994,728
1 to 3 Years	2,437,601
3 to 5 Years	260,095

$3,692,424

During the year ended December 31, 2011, the Company entered into lease receivables for an aggregate amount of $2,046,356. The terms range from 24 to 60 months, the interest rates range between 9% and 12% increasing monthly lease payments by $35,009 to $82,894.